UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-02631
Chestnut Street Exchange Fund

(Exact name of registrant as specified in charter)
103 Bellevue Parkway
Wilmington, DE 19809

(Address of principal executive offices) (Zip code)
Edward J. Roach
Chestnut Street Exchange Fund
103 Bellevue Parkway
Wilmington, DE 19809

(Name and address of agent for service)
Registrant’s telephone number, including area code: (302) 791-1112
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
STATEMENT OF NET ASSETS
September 30, 2007
(Unaudited)

SHARES	COMMON STOCKS	%	VALUE
		99.5%
	BASICS	4.8%

100,609	Air Products & Chemicals, Inc.		$9,835,536
86,032	Cabot Corp.		3,056,717
42,373	Cabot Microelectronics Corp.*		1,811,446

			14,703,699

	CAPITAL EQUIPMENT	8.6%

181,112	Emerson Electric Co.		9,638,781
364,049	General Electric Co.		15,071,629
39,154	Pitney Bowes, Inc.		1,778,375

			26,488,785

	CONSUMER CYCLICALS	9.0%

9,916	Citadel Broadcasting Corp.		41,251
149,743	Comcast Corp., Class A*		3,620,786
7,191	Idearc, Inc.		226,301
85,100	Procter & Gamble Co. (The)		5,985,934
129,129	Walt Disney Co. (The)		4,440,746
144,103	3M Co.		13,485,159

			27,800,177

	ENERGY	9.3%

41,979	BP PLC ADR		2,911,244
147,227	Exxon Mobil Corp.		13,627,331
114,584	Schlumberger, Ltd.		12,031,320

			28,569,895

	FINANCIAL	22.7%

111,332	American Express Co.		6,609,781
28,441	American International Group, Inc.		1,924,034
22,266	Ameriprise Financial, Inc.		1,405,207
394,928	Bank of America Corp.		19,853,030
48,853	Fannie Mae		2,970,751
140,310	JP Morgan Chase & Co.		6,429,004
96,032	Moody’s Corp.		4,840,013
92,150	Wachovia Corp.		4,621,322
596,380	Wells Fargo & Co.		21,243,056

			69,896,198

	HEALTHCARE	20.0%

231,254	Abbott Laboratories, Inc.		12,399,839
64,986	Baxter International, Inc.		3,657,412
23,125	Hospira, Inc.*		958,531
75,385	IMS Health, Inc.		2,309,796
303,724	Johnson & Johnson		19,954,667
45,931	Medco Health Solutions, Inc.*		4,151,703
349,404	Merck & Company, Inc.		18,060,693

			61,492,641

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
STATEMENT OF NET ASSETS
September 30, 2007
(Unaudited)

	RETAIL	0.9%

44,558	Safeway, Inc.		$1,475,315
31,500	WalMart Stores		1,374,975

			2,850,290

	STAPLES	4.9%

18,000	Altria Group, Inc.		1,251,540
164,147	Coca Cola Co. (The)		9,433,528
5,688	Hanesbrands, Inc.		159,606
12,456	Kraft Foods — Class A		429,856
43,600	PepsiCo Inc.		3,194,136
45,506	Sara Lee Corp.		759,495

			15,228,161

	TECHNOLOGY	12.8%

57,923	Hewlett-Packard Co.		2,883,986
879,501	Intel Corp.		22,743,896
39,708	International Business Machines Corp.		4,677,602
139,643	Microsoft Corp.		4,113,883
273,453	Motorola, Inc.		5,067,084

			39,486,451

	TRANSPORTATION	4.4%

113,572	Burlington Northern Santa Fe Corp.		9,218,639
37,922	Union Pacific Corp.		4,287,461

			13,506,100

	UTILITIES	2.1%

143,830	Verizon Communications, Inc.		6,368,792

TOTAL COMMON STOCKS
	(Cost: $43,988,745)		$306,391,189

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
STATEMENT OF NET ASSETS
September 30, 2007
(Unaudited)

PAR			VALUE
SHORT-TERM OBLIGATIONS		0.8%
$2,500,000	Federal Home Loan Bank
	10/01/07 4.00%
	(Cost: $2,500,000)		$2,500,000

TOTAL INVESTMENT IN SECURITIES	(Cost: $46,488,745)	100.3%	308,891,189
Other assets in excess of other liabilities		0.1%	477,370
Distribution payable		-0.4%	(1,185,120)
Payable to:
Investment Adviser		(0.0%)	(82,973)
Managing General Partners		(0.0%)	(6,653)
Custodian		(0.0%)	(1,563)
Transfer Agent		(0.0%)	(4,304)

NET ASSETS (Applicable to 740,686 partnership shares outstanding)		100.0%	$308,087,946

Net Asset Value per share			$415.95

Net assets applicable to shares owned by:
Limited partners (740,593shares)			$308,049,110
Managing general partners (93 shares)			38,836

Total net assets (740,686 shares)			$308,087,946

*	Non-Income Producing

ADR-American Depository Receipt

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost:	$46,488,745

Gross Unrealized Appreciation:	$262,536,807
Gross Unrealized Depreciation:	(134,363)

Net Unrealized Appreciation:	$262,402,444

For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Chestnut Street Exchange Fund

By:	/s/ Edward J. Roach
Edward J. Roach, President & Treasurer (Principal Executive and Principal Financial Officer)

Date:	November 26, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	Chestnut Street Exchange Fund

By:	/s/ Edward J. Roach
Edward J. Roach, President & Treasurer (Principal Executive and Principal Financial Officer)

Date:	November 26, 2007